Related party transactions	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Related party transactions	Related party transactions
Transactions with entities controlled by the Lolli-Ghetti family (herein referred to as related parties) in the unaudited condensed consolidated statements of income or loss and balance sheets are as follows:

	For the six months ended June 30,
In thousands of U.S. dollars	2022	2021
Pool revenue (1)
Scorpio MR Pool Limited	$271,013	$131,272
Scorpio LR2 Pool Limited	175,421	88,278
Scorpio Handymax Tanker Pool Limited	34,190	25,783
Scorpio LR1 Pool Limited	11,169	23,344
Voyage expenses (2)	(2,404)	(466)
Vessel operating costs (3)	(16,618)	(17,846)
Administrative expenses (4)	(6,665)	(6,790)

Purchases of bunkers (5)	(10,793)	(1,695)

(1)These transactions relate to revenue earned in the Scorpio Pools. The Scorpio Pools are related parties. When our vessels are in the Scorpio Pools, SCM, the pool manager, charges fees of $300 per vessel per day with respect to our LR1 vessels, $250 per vessel per day with respect to our LR2 vessels, and $325 per vessel per day with respect to each of our Handymax and MR vessels, plus a commission of 1.50% on gross revenue per charter fixture.  These are the same fees that SCM charges other vessels in these pools, including third party owned vessels.
(2)Related party expenditures included within voyage expenses in the unaudited condensed consolidated statements of income or loss consist of expenses due to SCM, a related party, for commissions related to the commercial management services provided by SCM under the commercial management agreement for vessels that are not in one of the Scorpio Pools. SCM’s services include securing employment, in the spot market and on time charters, for our vessels. When not in one of the Scorpio Pools, each vessel pays (i) flat fees of $250 per day for LR1 and LR2 vessels and $300 per day for Handymax and MR vessels and (ii) commissions of 1.25% of their gross revenue per charter fixture.  These expenses are included in voyage expenses in the unaudited condensed consolidated statements of income or loss.
Voyage expenses also consist of $0.8 million charged by a related party port agent during the six months ended June 30, 2022. No amount was charged during the six months ended June 30, 2021.
(3)Related party expenditures included within vessel operating costs in the unaudited condensed consolidated statements of income or loss consist of the following:
•Technical management fees of $15.6 million and $16.4 million charged by SSM (or its affiliates), a related party, during the six months ended June 30, 2022 and 2021, respectively. SSM’s services include day-to-day vessel operations, performing general maintenance, monitoring regulatory and classification society compliance, customer vetting procedures, supervising the maintenance and general efficiency of vessels, arranging the hiring of qualified officers and crew, arranging and supervising drydocking and repairs, purchasing supplies, spare parts and new equipment for vessels, appointing supervisors and technical consultants, and providing technical support. SSM administers the payment of salaries to our crew on our behalf. The crew wages that were administered by SSM (and disbursed through related party subcontractors of SSM) were $73.0 million and $75.6 million during the six months ended June 30, 2022 and 2021, respectively. SSM's fixed annual technical management fee is $175,000 per vessel plus certain itemized expenses in the technical management agreement.
•Vessel operating expenses of $1.0 million and $1.5 million charged by a related party port agent during the six months ended June 30, 2022 and 2021, respectively. SSH has a majority equity interest in a port agent that provides supply and logistical services for vessels operating in its regions.
(4)We have an Amended Administrative Services Agreement with SSH for the provision of administrative staff, office space, and administrative services, including accounting, legal compliance, financial and information technology services. SSH is a related party to us. We reimburse SSH for direct or indirect expenses that are incurred on our behalf. SSH also arranges vessel sales and purchases for us. The services provided to us by SSH may be sub-contracted to other entities within the Scorpio group of companies, or Scorpio.  The expenses incurred under this agreement were recorded in general and administrative expenses in the unaudited condensed consolidated statement of income or loss and consisted of the following:
•The expense for the six months ended June 30, 2022 of $6.7 million included (i) administrative fees of $5.7 million charged by SSH, (ii) restricted stock amortization of $0.9 million, which relates to the issuance of an aggregate of 493,300 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan, and (iii) the reimbursement of expenses of $8,443 to SSH and $25,834 to SCM.
•The expense for the six months ended June 30, 2021 of $6.8 million included (i) administrative fees of $6.1 million charged by SSH, (ii) restricted stock amortization of $0.7 million, which relates to the issuance of an aggregate of 315,950 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan, and (iii) the reimbursement of expenses of $25,436 to SSH and $2,462 to SCM.
(5)These amounts represent bunkers purchased from a related party which, for vessels operating in the spot market, are initially recorded as part of inventory on the balance sheet prior to being consumed.
We had the following balances with related parties, which have been included in the unaudited condensed consolidated balance sheets:

	As of
In thousands of U.S. dollars	June 30, 2022	December 31, 2021
Assets:
Accounts receivable (due from the Scorpio Pools) (1)	$193,905	$36,216
Accounts receivable and prepaid expenses (SSM) (2)	5,741	3,426
Other assets (pool working capital contributions) (3)	61,561	73,161
Liabilities:
Accounts payable and accrued expenses (owed to the Scorpio Pools)	1,892	2,548
Accounts payable and accrued expenses (SHL)	1,706	—
Accounts payable and accrued expenses (SSM)	961	9,844
Accounts payable and accrued expenses (related party port agent)	898	674
Accounts payable and accrued expenses (SCM)	793	25
Accounts payable and accrued expenses (related party bunker supplier)	717	—
Accounts payable and accrued expenses (SSH)	541	1,888

(1)Accounts receivable due from the Scorpio Pools relate to receivables for revenues earned and receivables from working capital contributions. Working capital contributions for the remaining vessels in the fleet are classified as non-current, within Other Assets. Upon entrance into such pools, all vessels are required to make working capital contributions of both cash and bunkers. Additional working capital contributions can be made from time to time based on the operating needs of the Scorpio Pools. These amounts are accounted for and repaid as follows:
•For vessels in the Scorpio LR2 Pool, Scorpio LR1 Pool, Scorpio MR Pool, and Scorpio Handymax Tanker Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from the pool no later than six months after the exit date. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or lease financed vessels, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the unaudited condensed consolidated balance sheets. If a vessel has been sold or is held for sale, we classify these contributions as current.
•For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.
(2)    Accounts receivable and prepaid expenses from SSM relate to advances made for vessel operating expenses (such as crew wages) that will either be reimbursed or applied against future costs.
(3)     Represents the non-current portion of working capital receivables as described above.
Other transactions
In August 2021, we acquired a minority interest in a portfolio of nine product tankers, consisting of five dual-fuel MR methanol tankers (built between 2016 and 2021) along with four ice class 1A LR1 product tankers (two of which were sold in 2021). The remaining two LR1 tankers that are part of this joint venture are commercially and technically managed by SCM and SSM, respectively.
During the six months ended June 30, 2022, we entered into agreements to sell 18 vessels, consisting of three LR2s, 12 LR1s and three MRs. Pursuant to the Revised Master Agreement with SCM and SSM, in the event of the sale of one or more vessels, a notice period of three months and a payment equal to three months of commercial and technical management fees would be due and payable upon the sales of these vessels.
Sixteen of these sales closed during the six months ended June 30, 2022 (two LR2s, 12 LR1s and two MRs). Termination fees of $1.7 million and $1.0 million were paid to SCM and SSM respectively, during the six months ended June 30, 2022 as a result of 12 of these sales. Additionally, $0.3 million and $0.5 million to SSM and SCM, respectively, remained payable (and have been recorded within Accounts Payable) as of June 30, 2022 as a result of the remaining four vessel sales.
The termination fees for the two vessels which had not closed as of June 30, 2022 are estimated to be $0.2 million and $0.3 million due to SSM and SCM, respectively.
SSH also owns a non-controlling 7.5% interest in the buyer of one of the MR product tankers (STI Benicia.).
Key management remuneration
The table below shows key management remuneration for the six months ended June 30, 2022 and 2021:

	For the six months ended June 30,
In thousands of U.S. dollars	2022	2021
Short-term employee benefits (salaries)	$9,258	$2,663
Share-based compensation (1)	7,444	9,278
Total	$16,702	$11,941

(1)Represents the amortization of restricted stock issued under the Plan as described in Note 12.
For the purpose of the table above, key management are those persons who have authority and responsibility for making strategic decisions, and managing operating, financial and legal activities.
We have entered into employment agreements with the majority of our executives. These employment agreements remain in effect until terminated in accordance with their terms upon not less than between 24 months' and 36 months' prior written notice, depending on the terms of the employment agreement applicable to each executive. Pursuant to the terms of their respective employment agreements, our executives are prohibited from disclosing or unlawfully using any of our material confidential information.
Upon a change in control of us, the annual bonus provided under the employment agreement becomes a fixed bonus of between 150% and 250% of the executive’s base salary, and the executive may receive an assurance bonus equal to the fixed bonus, depending on the terms of the employment agreement applicable to each executive.
Any such executive may be entitled to receive upon termination an assurance bonus equal to such fixed bonus and an immediate lump-sum payment in an amount equal to three times the sum of the executive’s then current base salary and the assurance bonus, and he will continue to receive all salary, compensation payments and benefits, including additional bonus payments, otherwise due to him, to the extent permitted by applicable law, for the remaining balance of his then-existing employment period. If an executive’s employment is terminated for cause or voluntarily by the employee, he shall not be entitled to any salary, benefits or reimbursements beyond those accrued through the date of his termination, unless he voluntarily terminated his employment in connection with certain conditions. Those conditions include a change in control combined with a significant geographic relocation of his office, a material diminution of his duties and responsibilities, and other conditions identified in the employment agreement.
By law, our employees in Monaco are entitled to a one-time payment of up to two months salary upon retirement if they meet certain minimum service requirements. Other than as set forth above, there are no material post-employment benefits for our executive officers or directors.